Stock Based Compensation - Estimated Using Weighted Average Assumptions (Detail) (Inventergy Inc [Member])	12 Months Ended	24 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Inventergy Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	80.00%	80.00%
Risk free rate	1.77%	1.77%
Dividend yield	0.00%	0.00%
Expected term (in years)	5 years 11 months 5 days	5 years 11 months 5 days